Earnings per share - Additional information (Details) - € / shares	Dec. 31, 2021	Aug. 04, 2021
Disclosure of transactions between related parties [line items]
Number of shares issued		603,283,097
Par value per share	€ 0.01	€ 0.01
AGSA
Disclosure of transactions between related parties [line items]
Number of shares issued		493,763,520
Remaining shareholders
Disclosure of transactions between related parties [line items]
Number of shares issued		109,519,577